Consolidated statement of changes in equity (Parenthetical) - ₽ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of changes in equity [abstract]
Dividends per share	₽ 36	₽ 80	₽ 11.5